SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Depreciation and Impairments (Details) $ in Millions			12 Months Ended
	Sep. 30, 2016 drilling_unit	Sep. 30, 2015 drilling_unit	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) drilling_unit	Dec. 31, 2015 USD ($) drilling_unit	Sep. 29, 2016 USD ($)	Sep. 29, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Interest incurred and capitalized during construction			$ 0.0	$ 0.0	$ 16.2
Repairs and maintenance expense, continuing operations			113.0	118.0	129.0
Property value			6,552.7	7,060.0
Asset impairment charges			$ 0.0	$ 34.3	$ 329.8
Jack-up Rigs [Member]
Property, Plant and Equipment [Line Items]
Number of drilling units impaired | drilling_unit	5	10		5	10
Asset impairment charges				$ 34.3
Jack-up drilling rigs: Hulls [Member]
Property, Plant and Equipment [Line Items]
Salvage Value			10.00%
Jack-up drilling rigs: Legs [Member]
Property, Plant and Equipment [Line Items]
Salvage Value			10.00%
Jack-up drilling rigs: Quarters [Member]
Property, Plant and Equipment [Line Items]
Salvage Value			10.00%
Life (in years)			25 years
Jack-up Rigs: Impaired [Member]
Property, Plant and Equipment [Line Items]
Property value				43.6	$ 457.8	$ 43.6	$ 457.8
Drillships: Hulls [Member]
Property, Plant and Equipment [Line Items]
Salvage Value			10.00%
Life (in years)			35 years
Drill pipe and tubular equipment [Member]
Property, Plant and Equipment [Line Items]
Salvage Value			10.00%
Life (in years)			4 years
Minimum [Member] | Jack-up drilling rigs: Hulls [Member]
Property, Plant and Equipment [Line Items]
Life (in years)			25 years
Minimum [Member] | Jack-up drilling rigs: Legs [Member]
Property, Plant and Equipment [Line Items]
Life (in years)			25 years
Minimum [Member] | Jack-up drilling rigs: Drilling equipment [Member]
Property, Plant and Equipment [Line Items]
Salvage Value			0.00%
Life (in years)			2 years
Minimum [Member] | Drillships: Drilling equipment [Member]
Property, Plant and Equipment [Line Items]
Salvage Value			0.00%
Life (in years)			2 years
Minimum [Member] | Other property and equipment [Member]
Property, Plant and Equipment [Line Items]
Life (in years)			3 years
Maximum [Member] | Jack-up drilling rigs: Hulls [Member]
Property, Plant and Equipment [Line Items]
Life (in years)			35 years
Maximum [Member] | Jack-up drilling rigs: Legs [Member]
Property, Plant and Equipment [Line Items]
Life (in years)			30 years
Maximum [Member] | Jack-up drilling rigs: Drilling equipment [Member]
Property, Plant and Equipment [Line Items]
Salvage Value			10.00%
Life (in years)			25 years
Maximum [Member] | Drillships: Drilling equipment [Member]
Property, Plant and Equipment [Line Items]
Salvage Value			10.00%
Life (in years)			25 years
Maximum [Member] | Other property and equipment [Member]
Property, Plant and Equipment [Line Items]
Life (in years)			30 years
Material Charges and Other Operating Items [Member] | Jack-up Rigs [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges				$ 34.3	$ 329.8